Employee Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
China Contribution Plan
Employee Benefit Plans
Employer contribution under China contribution plan	$ 80.4	$ 79.5	$ 91.2